Note 1 - The Company (Additional Information) (Details) - Jul. 10, 2023 - ATAC Resources Ltd $ in Millions, $ in Millions	USD ($) shares	CAD ($) shares
Asset Acquisition [Line Items]
Asset acquisition, Consideration transferred	$ 19.4
Issuance of Common Share | shares	3,676,904
Share exchange ratio	0.0166%	0.0166%
Acquisition Costs	$ 0.6
Stake percentage	19.90%	19.90%
Acquired share | shares	5,502,956	5,502,956
Asset acquisition, Consideration transferred, Total non cash consideration		$ 2
Mineral Interests [Member]
Asset Acquisition [Line Items]
Asset acquisition, Recognized identifiable assets acquired and liabilities assumed, Mineral interests	$ 18.1